S000003461 [Member] Expense Example - Sit International Growth Fund - Sit International Growth Fund	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 88
Expense Example, with Redemption, 3 Years	275
Expense Example, with Redemption, 5 Years	479
Expense Example, with Redemption, 10 Years	$ 1,064